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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083

                                   -----------

              Van Eck Worldwide Insurance Trust-Worldwide Bond Fund

                   ------------------------------------------

               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016

                   ------------------------------------------

               (Address of principal executive offices) (Zip code)

                   ------------------------------------------

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-687-5200

                                 --------------

                         Date of fiscal year end: 12/31

                                     ------

                        Date of reporting period: 9/30/05

                                    ---------

ITEM 1.  Schedule of Investments.

WORLDWIDE BOND FUND
Schedule of Portfolio Investments
September 30, 2005 (Unaudited)


                                        PRINCIPAL
COUNTRY                     CURRENCY    AMOUNT        BONDS                                              VALUE
------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES:
CANADA: 6.3%
                               CAD      4,000,000     Canadian Government Bond
                                                      6.00 % due 6/1/2011                           $   3,843,785
                                                                                                    --------------

FRANCE: 6.0%
                               EUR      3,000,000     French Treasury Note
                                                      3.75% due 1/12/2007                               3,670,764
                                                                                                    --------------

GERMANY: 15.8%
                                                      Bundesrepublik Deutschland Bonds
                               EUR      2,709,847     6.00% due 1/4/2007                                3,403,608
                               EUR      1,500,000     4.50% due 7/4/2009                                1,925,416
                               EUR      3,000,000     4.75% due 7/4/2028                                4,266,181
                                                                                                    --------------
                                                                                                        9,595,205
                                                                                                    --------------

IRELAND: 3.6%
                               EUR      1,714,146     Irish Government Bond
                                                      8.00% due 8/18/2006                               2,159,693
                                                                                                    --------------

ITALY: 7.1%
                               EUR      3,500,000     Italian Government Bond
                                                      4.50% due 3/1/2007                                4,334,756
                                                                                                    --------------

MEXICO: 3.3%
                               USD      2,000,000     Telefonos de Mexico, S.A.
                                                      8.25% due 1/26/2006                               2,021,428
                                                                                                    --------------

NEW ZEALAND: 9.9%
                               NZD      4,000,000     International Bank for Reconstruction &
                                                      Development Bond
                                                      7.50% due 11/30/2005                              2,767,800

                               NZD      4,500,000     New Zealand Government Bond
                                                      6.50% due 4/15/2013                               3,234,722
                                                                                                    --------------
                                                                                                        6,002,522
                                                                                                    --------------

SPAIN: 6.2%
                                                      Spanish Government Bond
                               EUR      3,000,000     4.00% due 1/31/2010                               3,804,072
                                                                                                    --------------
UNITED KINGDOM: 7.2%
                                                      Great Britain Government Bond
                               GBP      2,400,000     7.50% due 12/7/2006                               4,392,080
                                                                                                    --------------

UNITED STATES: 31.6%
                                                      U.S. Treasury Notes/Bonds
                                      $ 2,000,000     4.375% 5/15/2007                                  2,007,266
                                      $ 5,000,000     5.50% 5/15/2009                                   5,224,026
                                      $ 5,000,000     4.00% 3/15/2010                                   4,957,035
                                      $ 3,000,000     6.625% 2/15/2027                                  3,809,298
                                      $ 3,000,000     5.25% 2/15/2029                                   3,271,290
                                                                                                    --------------
                                                                                                       19,268,915
                                                                                                    --------------

TOTAL NOTES AND BONDS: 97.0%
(Cost: $48,278,006)                                                                                    59,093,220

SHORT-TERM OBLIGATIONS: 1.5%                                      DATE OF MATURITY        COUPON
-------------------------------------------------------------------------------------------------
Repurchase Agreement: Purchased on 9/30/05; Maturity value
$901,237 (with State Street Bank & Trust Co., collateralized by
$930,000 Federal Home Loan Bank 4.21% due 8/22/08 with a value of
$920,726) (Cost: $901,000)                                               10/3/05            3.15%         901,000
                                                                                                    --------------
TOTAL INVESTMENTS: 97.0%
(Cost: $49,179,006)                                                                                    59,994,220

Other Assets Less Liabilities: 1.5%                                                                       901,990
                                                                                                    --------------
NET ASSETS: 100.0%                                                                                  $  60,896,210
                                                                                                    ==============


Summary of Investments by Industry           % of Net Assets
----------------------------------           ---------------

U.S. Government                                        31.6%
Foreign Government                                     62.1%
Telecommunications                                      3.3%
Short-Term Obligations                                  1.5%
Other assets less liabilities                           1.5%
                                               -------------
                                                      100.0%
                                               =============


SECURITY VALUATION-Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Bond Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Bond Fund

      /s/ Bruce J. Smith

      --------------------------------

Date: November 28, 2005

      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund

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Date: November 28, 2005
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By    /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund

      ----------------------------------------------------------------

Date: November 28, 2005

      -----------------